Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions
Related party transactions

3.    Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 32.2% of the Company’s outstanding shares at June 30, 2022. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below. The Company’s related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company also provides administrative services to one of its equity method investees.

The Company sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

In December 2010, the Company and Galenica Ltd. (now known as Vifor Pharma Ltd.) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as into certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd.

Under the CMS Comprehensive End-Stage Renal Disease (“ESRD”) Care Model, the Company and participating physicians formed entities known as ESRD Seamless Care Organizations (“ESCOs”) as part of a payment and care delivery model that seeks to deliver better health outcomes for Medicare ESKD patients while lowering CMS’s costs. The Company entered into participation/service agreements with these ESCOs, which are accounted for as equity method investees. The Company anticipates that CMS will publish final settlement reports for the last performance year during the second half of 2022.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above-described transactions with related parties.

Service agreements and products with related parties

in € THOUS

	For the six months ended		For the six months ended
	June 30, 2022		June 30, 2021		June 30, 2022		December 31, 2021
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	68	22,974	60	17,334	19	3,885	—	6,707
Fresenius SE affiliates	2,084	47,047	2,164	48,110	1,067	9,968	1,544	8,041
Equity method investees	26,614	—	12,611	—	123,307	—	131,661	—
Total	28,766	70,021	14,835	65,444	124,393	13,853	133,205	14,748

Products
Fresenius SE affiliates	31,210	19,320	24,535	13,769	14,447	5,845	13,487	6,000
Equity method investees	—	207,747	—	219,861	—	80,569	—	76,444
Total	31,210	227,067	24,535	233,630	14,447	86,414	13,487	82,444

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €20,760 and €12,911 at June 30, 2022 and December 31, 2021, respectively.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany, and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2029.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties

in € THOUS

	For the six months ended June 30, 2022			For the six months ended June 30, 2021			June 30, 2022		December 31, 2021
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	4,066	268	741	3,958	335	608	43,504	44,607	48,794	50,997
Fresenius SE affiliates	6,858	491	—	6,561	567	38	62,704	64,055	68,181	68,284
Total	10,924	759	741	10,519	902	646	106,208	108,662	116,975	119,281

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

c)    Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of June 30, 2022 and December 31, 2021, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €327 and €14,900, respectively. As of June 30, 2022, the Company had accounts payable to Fresenius SE related to short-term financing in the amount of €1,089. As of December 31, 2021, the Company did not have accounts payable to Fresenius SE related to short-term financing. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009 and November 28, 2013, the Company borrowed €1,500 and €1,500, respectively, from the General Partner. The loan repayments were extended periodically and combined into a single borrowing during 2022. The loan repayment is currently due on April 21, 2027 with an interest rate of 1.3348%.

At June 30, 2022 and December 31, 2021, the Company borrowed from Fresenius SE in the amount of €20,000 at an interest rate of 0.57% and €74,500 at an interest rate of 0.60%, respectively. For further information on this loan agreement, see note 5.

d)    Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €14,367 and €19,668 for its management services during the six months ended June 30, 2022 and 2021, respectively. As of June 30, 2022 and December 31, 2021, the Company had accounts receivable from the General Partner in the amount of €1,523 and €769, respectively. As of June 30, 2022 and December 31, 2021, the Company had accounts payable to the General Partner in the amount of €416 and €24,265, respectively.